Summary of Deposit Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Noninterest-bearing demand deposit		$ 163,893	$ 146,062
Interest-bearing accounts: [Abstract]
Business checking		612	206
NOW and money market accounts		466,288	442,723
Savings accounts		32,848	44,236
Certificates of deposit	[1]	394,376	377,486
Total interest-bearing accounts		894,124	864,651
Total deposits		1,058,017	1,010,713
Brokered deposits		24,300	$ 19,799
Time Deposits At Or Above FDIC Insurance Limit		$ 68,300

[1]	(1) Includes brokered deposits of $24.3 million and $19.8 million at December 31, 2015 and 2014, respectively.